Property, equipment and software, net	12 Months Ended
Dec. 31, 2020
Property, equipment and software, net
Property, equipment and software, net

6.    Property, equipment and software, net

The following is a summary of property, equipment and software, net:

	December 31, 2019	December 31, 2020
	RMB	RMB
Furniture and electronic equipment	5,398	6,373
Vehicles	425	296
Software	18,948	1,516
Leasehold improvement	2,874	4,469
Total property, equipment and software	27,645	12,654
Less: accumulated depreciation - Furniture and electronic equipment	(3,314)	(4,434)
accumulated amortization - Vehicles	(188)	(193)
accumulated amortization - Software	(3,435)	(809)
accumulated amortization - Leasehold improvement	(348)	(1,510)
Property, equipment and software, net	20,360	5,708

Depreciation expenses of property, equipment and software were RMB1.1 million, RMB3.8 million and RMB3.0 million, for the years ended December 31, 2018, 2019 and 2020, respectively. No impairment charge was recognized for any of the years presented.

Based on the current amount of property, equipment and software subject to depreciation, the estimated depreciation expenses for each of the following five years are as follows: 2021: RMB2.9 million, 2022: RMB1.9 million, 2023: RMB0.7 million, 2024: RMB0.1 million and 2025: nil.